Unusual Whales Subversive Democratic Trading ETF

Schedule of Investments

June 30, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Banking - 1.2%
Bank of America Corp.	10,936	$623,133
Citigroup, Inc.	6,977	976,501
JPMorgan Chase & Co.	1,840	602,287
Wells Fargo & Co.	12,759	1,054,404
		3,256,325

Consumer Discretionary Products - 2.0%
D.R. Horton, Inc.	28,547	4,649,735
Ford Motor Co.	39,159	544,310
Mohawk Industries, Inc.(a)	3,468	420,773
		5,614,818

Consumer Discretionary Services - 0.9%
Domino’s Pizza, Inc.	952	281,830
Liberty Media Corp-Liberty Formula One - Class C(a)	5,359	509,855
Marriott International, Inc. - Class A	2,088	773,792
McDonald’s Corp.	996	269,229
Starbucks Corp.	6,759	690,702
		2,525,408

Consumer Staple Products - 4.4%
Altria Group, Inc.	7,647	550,202
Coca-Cola Co.	26,523	2,155,524
Colgate-Palmolive Co.	4,385	402,017
PepsiCo, Inc.	2,327	315,076
Philip Morris International, Inc.	45,844	8,293,638
Procter & Gamble Co.	4,014	588,613
		12,305,070

Financial Services - 6.5%
AllianceBernstein Holding LP	31,735	1,117,707
American Express Co.	22,814	7,716,835
Bank of New York Mellon Corp.	4,602	665,495
Blackrock, Inc.	473	454,818
Capital One Financial Corp.	3,954	793,251
Charles Schwab Corp.	5,356	494,198
IREN Ltd.(a)	24,652	1,127,336
KKR & Co., Inc.	10,085	925,601
Mastercard, Inc. - Class A	713	366,197
Morgan Stanley	8,965	1,874,044
Nasdaq, Inc.	15,173	1,195,936
Robinhood Markets, Inc. - Class A(a)	9,599	962,588

Visa, Inc. - Class A	1,857	$637,118
		18,331,124

Health Care - 10.0%
Abbott Laboratories	21,362	1,938,388
AbbVie, Inc.	3,274	823,869
Amgen, Inc.	1,840	666,301
Artivion, Inc.(a)	186,227	4,184,521
Cigna Group	1,152	317,583
CVS Health Corp.	22,223	2,298,969
Elanco Animal Health, Inc.(a)	31,094	765,223
Eli Lilly & Co.	6,260	7,508,432
HCA Healthcare, Inc.	1,853	722,466
IDEXX Laboratories, Inc.(a)	1,092	574,872
Johnson & Johnson	15,617	3,966,250
Medtronic PLC	4,377	342,413
Merck & Co., Inc.	3,741	480,719
Tactile Systems Technology, Inc.(a)	60,392	1,798,474
Tempus AI, Inc. - Class A(a)	24,459	1,416,910
Vertex Pharmaceuticals, Inc.(a)	710	352,678
		28,158,068

Industrial Products - 2.6%
Caterpillar, Inc.	703	748,625
Hubbell, Inc.	2,900	1,517,280
Northrop Grumman Corp.	2,249	1,145,438
Oshkosh Corp.	4,121	632,491
RTX Corp.	8,126	1,541,746
Sensata Technologies Holding PLC	15,302	730,518
Vertiv Holdings Co. - Class A	3,220	1,078,120
		7,394,218

Industrial Services - 3.4%
APi Group Corp.(a)(b)	76,598	3,243,925
Aramark	27,043	1,538,747
Quanta Services, Inc.	3,959	2,850,638
United Rentals, Inc.	1,857	2,103,777
		9,737,087

Insurance - 0.6%
Allstate Corp.	2,088	496,819
Marsh & McLennan Cos., Inc.	1,859	309,840
Progressive Corp.	3,816	833,605
		1,640,264

Materials - 2.4%
Amcor PLC	9,110	394,919
Ball Corp.	10,360	646,464

Vulcan Materials Co.	19,004	$5,606,370
		6,647,753

Media - 12.6%
Alphabet, Inc. - Class C	50,001	17,666,853
Meta Platforms, Inc. - Class A	9,506	5,354,635
Netflix, Inc.(a)	86,025	6,142,185
Pinterest, Inc. - Class A(a)	36,650	770,750
Uber Technologies, Inc.(a)	18,738	1,352,134
Versant Media Group, Inc. - Class A	39,645	1,427,616
Walt Disney Co.	30,684	2,953,335
		35,667,508

Retail & Wholesale - Discretionary - 5.1%
Amazon.com, Inc.(a)	55,081	13,128,006
Home Depot, Inc.	2,166	763,905
TJX Cos., Inc.	3,235	490,102
		14,382,013

Retail & Wholesale - Staples - 2.7%
Costco Wholesale Corp.	6,843	6,401,421
Sysco Corp.	5,833	487,522
Walmart, Inc.	7,669	868,591
		7,757,534

Software & Tech Services - 14.4%
Accenture PLC - Class A	5,225	650,199
Commvault Systems, Inc.(a)	7,234	1,025,275
CrowdStrike Holdings, Inc. - Class A(a)	12,724	9,710,193
International Business Machines Corp.	8,546	2,403,221
Microsoft Corp.	37,971	14,163,942
Palantir Technologies, Inc. - Class A(a)	7,678	895,792
Palo Alto Networks, Inc.(a)	7,589	2,588,001
Salesforce, Inc.	31,580	4,947,323
ServiceNow, Inc.(a)	10,554	1,047,801
SS&C Technologies Holdings, Inc.	53,184	3,300,067
		40,731,814

Tech Hardware & Semiconductors - 30.5%(c)
Advanced Micro Devices, Inc.(a)	8,247	4,790,765
Apple, Inc.	39,026	11,292,563
Applied Materials, Inc.	25,255	18,259,365
Arista Networks, Inc.(a)	14,035	2,384,266
Broadcom, Inc.	8,618	3,255,450
Cisco Systems, Inc.	10,527	1,236,501
Corning, Inc.	7,413	1,893,503
Dell Technologies, Inc. - Class C	4,155	1,792,716
Intel Corp.(a)	9,814	1,370,329

Lam Research Corp.	7,310	$3,167,642
Microchip Technology, Inc.	5,816	530,419
Micron Technology, Inc.	7,199	8,309,734
NVIDIA Corp.	111,935	22,397,074
Seagate Technology Holdings PLC	3,823	3,689,195
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,278	1,565,474
		85,934,996

Telecommunications - 0.1%
T-Mobile US, Inc.	2,538	425,699

Utilities - 0.6%
Vistra Corp.	9,846	1,561,871

TOTAL COMMON STOCKS (Cost $206,537,584)		282,071,570

SHORT-TERM INVESTMENTS - 0.0%(d)
Money Market Funds - 0.0%(d)	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(e)	126,441	126,441

TOTAL SHORT-TERM INVESTMENTS (Cost $126,441)		126,441

TOTAL INVESTMENTS - 100.0% (Cost $206,664,025)		$282,198,011
Liabilities in Excess of Other Assets - 0.0%(d)		(15,742)
TOTAL NET ASSETS - 100.0%		$282,182,269

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $3,243,925 or 1.1% of the Fund’s net assets.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	Does not round to 0.1% or (0.1)%, as applicable.
(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.